Background and Basis of Presentation (Details) $ in Billions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment	Jun. 30, 2014 Segment	Sep. 30, 2015 Segment	Dec. 31, 2014 item Segment	Mar. 17, 2014 USD ($)
Principal assets
Number of nitrogen fertilizer manufacturing facilities | item				6
Number of business segments	2	2		5
Subsequent Event
Principal assets
Number of business segments			6
TNCLP
Principal assets
Ownership interest (as a percent)				75.30%
Mosaic | Phosphate mining and manufacturing business
Principal assets
Cash consideration | $					$ 1.4
Point Lisas Nitrogen Limited (PLNL)
Principal assets
Ownership interest (as a percent)				50.00%
Non-operating equity method investments | GrowHow
Principal assets
Ownership interest (as a percent)				50.00%
Non-operating equity method investments | KEYTRADE AG
Principal assets
Ownership interest (as a percent)				50.00%
Operating equity method investments | Point Lisas Nitrogen Limited (PLNL)
Principal assets
Ownership interest (as a percent)				50.00%
Terra | TNCLP
Principal assets
Ownership interest (as a percent)				75.30%
GrowHow | Subsequent Event
Principal assets
Business acquisition, percentage of voting interests acquired			50.00%